Equity Investment in Micronet (Details)		3 Months Ended	12 Months Ended
	Jun. 16, 2021	Mar. 31, 2022	Dec. 31, 2021	May 09, 2021	Mar. 31, 2021
Equity Investment in Micronet (Details) [Line Items]
Issued and outstanding percentage					50.31%
Ownership interest was diluted percentage				49.88%
Loss of control of micronet description	Pursuant to the offering, Micronet sold an aggregate number of 18,400 securities units (the “Units”) at a price of 14.6 NIS per Unit with each Unit consisting of 100 ordinary shares, 25 series A options and 75 series B options, resulting in the issuance of 1,840,000 ordinary shares, 460,000 series A options and 1,380,000 series B options. Micronet raised total gross proceeds of 26,864,000 NIS (approximately $8,290,000) in the Offering.
Debt conversion, description		The Company did not participate in the Offering, and, as a result, the Company owned 31.47% of the outstanding ordinary shares of Micronet and 26.83% on a fully diluted basis as of March 31, 2022.	The Company did not participate in the Offering, and, as a result, the Company owned 36.80% of the outstanding ordinary shares of Micronet and 26.56% on a fully diluted basis as of December 31, 2021.
Micronet [Member]
Equity Investment in Micronet (Details) [Line Items]
Loss of control of micronet description	Pursuant to the offering, Micronet sold an aggregate number of 18,400 securities units (the “Units”) at a price of 14.6 NIS per Unit with each Unit consisting of 100 ordinary shares, 25 series A options and 75 series B options, resulting in the issuance of 1,840,000 ordinary shares, 460,000 series A options and 1,380,000 series B options. Micronet raised total gross proceeds of 26,864 NIS (approximately $8,290) in the Offering.